Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flow from / (used in) operating activities
Net profit / (loss)	$ 4,738	$ 2,233
Non-cash items included in net profit and other adjustments:
Depreciation, amortization and impairment of non-financial assets	1,235	1,458
Credit loss expense / (release)	197	275
Share of net (profit) / loss of associates and joint ventures and impairment related to associates	(110)	(157)
Deferred tax expense / (benefit)	398	(792)
Net loss / (gain) from investing activities	(81)	(14)
Net loss / (gain) from financing activities	2,461	13,074
Other net adjustments	4,986	(30,564)
Net change in operating assets and liabilities:
Amounts due from banks and amounts due to banks	3,338	6,990
Receivables from securities financing transactions measured at amortized cost	(982)	14,926
Payables from securities financing transactions measured at amortized cost	2,610	1,514
Cash collateral on derivative instruments	(6,822)	(3,954)
Loans and advances to customers	(19,083)	(6,143)
Customer deposits	3,248	(1,575)
Financial assets and liabilities at fair value held for trading and derivative financial instruments	778	33,802
Brokerage receivables and payables	7,287	5,294
Financial assets at fair value not held for trading and other financial assets and liabilities	(1,029)	(12,224)
Provisions and other non-financial assets and liabilities	915	(2,880)
Income taxes paid, net of refunds	(578)	(1,237)
Net cash flow from / (used in) operating activities	3,507	20,027
Cash flow from / (used in) investing activities
Purchase of subsidiaries, business, associates and intangible assets		(17)
Disposal of subsidiaries, business, associates and intangible assets	560	482
Purchase of property, equipment and software	(983)	(885)
Disposal of property, equipment and software	81	62
Purchase of financial assets measured at fair value	(3,879)	(7,175)
Disposal and redemption of financial assets measured at fair value	3,071	2,772
Purchase of debt securities measured at amortized cost	(7,939)	(14,792)
Disposal and redemption of debt securities measured at amortized cost	8,038	5,625
Net cash flow from / (used in) investing activities	(1,050)	(13,927)
Cash flow from / (used in) financing activities
Net issuance (repayment) of short-term debt measured at amortized cost	10,526	3,009
Distributions paid on UBS AG shares	(4,500)	(6,500)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	84,811	62,315
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(79,547)	(69,435)
Inflows from securities financing transactions measured at amortized cost	1,736	565
Outflows from securities financing transactions measured at amortized cost		(1,561)
Net cash flows from other financing activities	(358)	(505)
Net cash flow from / (used in) financing activities	12,668	(12,112)
Total cash flow
Cash and cash equivalents at the beginning of the period	230,965	243,360
Net cash flow from / (used in) operating, investing and financing activities	15,125	(6,012)
Effects of exchange rate differences on cash and cash equivalents	(3,867)	20,976
Cash and cash equivalents at the end of the period	242,223	258,323
of which: cash and balances at central banks	215,716	236,193
of which: amounts due from banks	19,177	19,094
of which: money market paper	7,330	3,036
Net cash flow from / (used in) operating activities includes:
Interest received in cash	20,379	21,790
Interest paid in cash	15,491	19,593
Dividends on equity investments, investment funds and associates received in cash	$ 1,332	$ 1,803